Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and Debt Expense [Abstract]
Interest on long-term bank debt	$ (2,779)	$ (1,489)	$ (2,365)
Interest on Series A Notes, net	(6,112)	(6,565)	(6,812)
Interest on short-term bank credit and loans	(8,432)	(5,457)	(2,604)
Loss from exchange rate differences, net	(4,487)	(2,224)	(6,341)
Other	(14,253)	(9,495)	(4,144)
Interest Expense, Total	(36,063)	(25,230)	(22,266)
Interest on cash, cash equivalents and bank deposits	751	933	850
Other	810	555	1,176
Interest Income, Total	1,561	1,488	2,026
Financial expenses, net	$ (34,502)	$ (23,742)	$ (20,240)